Business Acquisitions	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Business Acquisitions
Business Acquisitions

Kit CRM Inc.

On April 18, 2016, the Company completed the acquisition of Kit CRM Inc. (Kit), a virtual marketing assistant that leverages messaging to help businesses market their online stores. The Company acquired 100 percent of the outstanding shares of Kit in exchange for cash consideration of $8,254. The transaction was accounted for as a business combination. The operations of Kit have been consolidated into the Company's results as of the acquisition date, and the amount of Kit’s revenue and losses included in the Company’s Consolidated Statement of Operations and Comprehensive Loss for the year ended December 31, 2016 are immaterial.

The following table summarizes the consideration paid for Kit and the amounts of the assets acquired and liabilities assumed recognized at the acquisition date:

2016
Amount $
Cash consideration	8,254
Estimated fair value of identifiable assets acquired and liabilities assumed:
Acquired technology	1,071
Net closing working capital	254
Goodwill	6,929

The acquired technology, the Kit app, which was valued at $1,071 using a discounted cash flows methodology, is being amortized over 2 years. Goodwill from the Kit acquisition is primarily attributable to expected synergies as the Company supports the growing trend towards conversational commerce, supporting the continued growth of gross merchants’ volume by enhancing the Company’s merchants’ marketing capabilities, and the acquisition of an assembled workforce. None of the goodwill recognized is expected to be deductible for income tax purposes.

Boltmade, Inc.

On October 3, 2016, the Company completed the acquisition of Boltmade, Inc. (Boltmade), a product design and development consultancy firm based in Waterloo, Ontario. The Company acquired 100 percent of the outstanding shares of Boltmade in exchange for cash consideration of $6,015. The transaction was accounted for as a business combination. The operations of Boltmade have been consolidated into the Company's results as of the acquisition date, and the amount of Boltmade’s revenue and losses included in the Company’s Consolidated Statement of Operations and Comprehensive Loss for the year ended December 31, 2016 are immaterial.

The following table summarizes the consideration paid for Boltmade and the amounts of the assets acquired and liabilities assumed recognized at the acquisition date:

Amount
$
Cash consideration	6,015
Estimated fair value of identifiable assets acquired and liabilities assumed:
Net tangible assets acquired	50
Net closing working capital	515
Goodwill	5,450

Goodwill from the Boltmade acquisition is primarily attributable to the incremental income that is expected to be generated by the Company as a result of acquiring the Boltmade assembled workforce, which is expected to deliver synergies in web and mobile development by providing an immediate pool of talent to execute on the Shopify Plus product roadmap. None of the goodwill recognized is expected to be deductible for income tax purposes.